LEGG MASON SMALL-CAP QUALITY VALUE ETF

Schedule of investments (unaudited)	October 31, 2021

(Percentages shown based on Fund net assets)

SECURITY	SHARES	VALUE
COMMON STOCKS - 98.7%
COMMUNICATION SERVICES - 4.9%
Diversified Telecommunication Services - 0.4%
IDT Corp., Class B Shares	1,327	$64,187	*

Entertainment - 0.3%
Sciplay Corp., Class A Shares	3,165	63,965	*

Interactive Media & Services - 1.2%
Eventbrite Inc., Class A Shares	2,263	45,803	*
Outbrain Inc.	2,976	50,413	*
TrueCar Inc.	12,355	51,768	*
Yelp Inc.	2,113	81,625	*

Total Interactive Media & Services		229,609

Media - 3.0%
AMC Networks Inc., Class A Shares	2,045	81,370	*
Gray Television Inc.	4,566	107,027
Hemisphere Media Group Inc.	4,335	47,902	*
Meredith Corp.	2,545	148,221	*
TEGNA Inc.	6,618	130,110
Thryv Holdings Inc.	2,384	75,501	*

Total Media		590,131

TOTAL COMMUNICATION SERVICES		947,892

CONSUMER DISCRETIONARY - 15.8%
Auto Components - 1.5%
American Axle & Manufacturing Holdings Inc.	11,652	105,800	*
Modine Manufacturing Co.	6,149	67,639	*
Tenneco Inc., Class A Shares	8,357	110,897	*

Total Auto Components		284,336

Diversified Consumer Services - 2.0%
Adtalem Global Education Inc.	2,075	76,630	*
American Public Education Inc.	2,104	52,579	*
H&R Block Inc.	5,066	116,872
Houghton Mifflin Harcourt Co.	5,199	73,774	*
Stride Inc.	2,154	76,467	*

Total Diversified Consumer Services		396,322

Hotels, Restaurants & Leisure - 0.5%
Red Rock Resorts Inc., Class A Shares	1,646	89,559	*

Household Durables - 3.0%
Beazer Homes USA Inc.	4,603	83,360	*
Century Communities Inc.	1,319	88,452
Ethan Allen Interiors Inc.	3,310	76,825
La-Z-Boy Inc.	2,616	86,956

See Notes to Schedule of Investments.

Legg Mason Small-Cap Quality Value ETF 2021 Quarterly Report	1

LEGG MASON SMALL-CAP QUALITY VALUE ETF

Schedule of investments (unaudited) (cont’d)	October 31, 2021

(Percentages shown based on Fund net assets)

SECURITY	SHARES	VALUE
Household Durables - (continued)
Taylor Morrison Home Corp., Class A Shares	4,375	$133,569	*
Tri Pointe Homes Inc.	4,652	112,532	*
ZAGG Inc. CVR	8,902	801	(a)(b)

Total Household Durables		582,495

Internet & Direct Marketing Retail - 1.0%
Liquidity Services Inc.	1,800	39,744	*
PetMed Express Inc.	2,394	68,061
Shutterstock Inc.	758	91,832

Total Internet & Direct Marketing Retail		199,637

Media - 0.4%
Entravision Communications Corp., Class A Shares	9,335	74,400

Multiline Retail - 0.6%
Dillard’s Inc., Class A Shares	534	123,429

Specialty Retail - 4.4%
Aaron’s Co. Inc.	3,029	70,848
Big 5 Sporting Goods Corp.	2,978	72,008
Camping World Holdings Inc., Class A Shares	3,233	120,429
Cato Corp., Class A Shares	4,208	74,187
Conn’s Inc.	3,486	77,633	*
Haverty Furniture Cos. Inc.	2,302	66,068
JOANN Inc.	7,380	75,424
MarineMax Inc.	1,629	84,366	*
OneWater Marine Inc., Class A Shares	1,704	75,555
Shoe Carnival Inc.	2,050	69,434
Zumiez Inc.	1,926	78,388	*

Total Specialty Retail		864,340

Textiles, Apparel & Luxury Goods - 2.4%
Fossil Group Inc.	6,046	71,464	*
G-III Apparel Group Ltd	3,113	89,219	*
Kontoor Brands Inc.	1,856	98,368
Movado Group Inc.	2,131	70,962
Vera Bradley Inc.	5,617	55,103	*
Wolverine World Wide Inc.	2,684	89,028

Total Textiles, Apparel & Luxury Goods		474,144

TOTAL CONSUMER DISCRETIONARY		3,088,662

CONSUMER STAPLES - 1.6%
Personal Products - 1.0%
BellRing Brands Inc., Class A Shares	1,972	52,889	*

See Notes to Schedule of Investments.

2	Legg Mason Small-Cap Quality Value ETF 2021 Quarterly Report

LEGG MASON SMALL-CAP QUALITY VALUE ETF

Schedule of investments (unaudited) (cont’d)	October 31, 2021

(Percentages shown based on Fund net assets)

SECURITY	SHARES	VALUE
Personal Products - (continued)
Nature’s Sunshine Products Inc.	3,404	$53,749
USANA Health Sciences Inc.	778	75,513	*

Total Personal Products		182,151

Tobacco - 0.6%
Vector Group Ltd.	9,326	123,663

TOTAL CONSUMER STAPLES		305,814

ENERGY - 2.7%
Energy Equipment & Services - 0.4%
Helix Energy Solutions Group Inc.	20,332	76,855	*

Oil, Gas & Consumable Fuels - 2.3%
Berry Corp.	12,540	120,509
CONSOL Energy Inc.	2,655	73,039	*
PDC Energy Inc.	2,185	114,297
World Fuel Services Corp.	4,507	137,599

Total Oil, Gas & Consumable Fuels		445,444

TOTAL ENERGY		522,299

FINANCIALS - 24.3%
Banks - 7.7%
Ameris Bancorp	2,044	107,085
Blue Ridge Bankshares Inc.	2,665	48,903
Civista Bancshares Inc.	2,504	60,246
Customers Bancorp Inc.	2,023	107,806	*
Farmers National Banc Corp.	3,905	69,587
Financial Institutions Inc.	2,312	73,799
First Internet Bancorp	1,711	58,242
Hanmi Financial Corp.	4,038	89,603
HBT Financial Inc.	5,814	104,826
Hilltop Holdings Inc.	2,980	105,611
Horizon Bancorp Inc.	4,509	85,987
Independent Bank Corp.	3,120	70,294
Macatawa Bank Corp.	7,206	60,530
Mercantile Bank Corp.	2,310	79,395
Mid Penn Bancorp Inc.	2,050	57,441
Northeast Bank	1,358	44,950
South Plains Financial Inc.	2,478	64,577
Umpqua Holdings Corp.	6,366	130,185
Univest Financial Corp.	2,789	80,044

Total Banks		1,499,111

See Notes to Schedule of Investments.

Legg Mason Small-Cap Quality Value ETF 2021 Quarterly Report	3

LEGG MASON SMALL-CAP QUALITY VALUE ETF

Schedule of investments (unaudited) (cont’d)	October 31, 2021

(Percentages shown based on Fund net assets)

SECURITY	SHARES	VALUE
Capital Markets - 5.5%
Artisan Partners Asset Management Inc., Class A Shares	2,348	$116,320
B Riley Financial Inc.	1,767	126,623
Brightsphere Investment Group Inc.	2,893	86,732
Cowen Inc., Class A Shares	2,765	104,324
Diamond Hill Investment Group Inc.	405	87,828
Donnelley Financial Solutions Inc.	1,846	70,739	*
Federated Hermes Inc., Class B Shares	3,631	120,949
GAMCO Investors Inc., Class A Shares	2,235	59,116
Oppenheimer Holdings Inc., Class A Shares	1,662	86,507
Victory Capital Holdings Inc., Class A Shares	2,396	90,808
Virtu Financial Inc., Class A Shares	5,034	125,246

Total Capital Markets		1,075,192

Consumer Finance - 0.3%
Green Dot Corp., Class A Shares	1,570	66,505	*

Diversified Financial Services - 0.5%
Cannae Holdings Inc.	2,869	97,833	*

Insurance - 5.1%
American Equity Investment Life Holding Co.	4,858	154,824
CNO Financial Group Inc.	3,375	81,473
Donegal Group Inc., Class A Shares	5,055	72,034
Investors Title Co.	365	70,737
Mercury General Corp.	2,160	117,698
National Western Life Group Inc., Class A Shares	453	97,400
Safety Insurance Group Inc.	1,151	90,250
Stewart Information Services Corp.	1,550	110,313
Tiptree Inc.	7,129	111,284
White Mountains Insurance Group Ltd.	86	90,729

Total Insurance		996,742

Thrifts & Mortgage Finance - 5.2%
Flagstar Bancorp Inc.	2,937	138,597
FS Bancorp Inc.	1,505	51,862
HomeStreet Inc.	1,710	80,644
Merchants Bancorp	2,036	90,460
NMI Holdings Inc., Class A Shares	3,704	89,933	*
PennyMac Financial Services Inc.	1,550	96,193
Premier Financial Corp.	2,646	84,354
Radian Group Inc.	5,419	129,352
Southern Missouri Bancorp Inc.	1,243	67,619

See Notes to Schedule of Investments.

4	Legg Mason Small-Cap Quality Value ETF 2021 Quarterly Report

LEGG MASON SMALL-CAP QUALITY VALUE ETF

Schedule of investments (unaudited) (cont’d)	October 31, 2021

(Percentages shown based on Fund net assets)

SECURITY	SHARES	VALUE
Thrifts & Mortgage Finance - (continued)
Waterstone Financial Inc.	3,466	$71,642
WSFS Financial Corp.	2,004	103,827

Total Thrifts & Mortgage Finance		1,004,483

TOTAL FINANCIALS		4,739,866

HEALTH CARE - 16.9%
Biotechnology - 3.8%
Anika Therapeutics Inc.	1,128	46,981	*
Arcus Biosciences Inc.	1,536	51,364	*
Catalyst Pharmaceuticals Inc.	9,046	53,371	*
Coherus Biosciences Inc.	2,957	49,471	*
CytomX Therapeutics Inc.	6,881	40,804	*
Eagle Pharmaceuticals Inc.	934	48,914	*
Emergent BioSolutions Inc.	1,415	67,453	*
Ideaya Biosciences Inc.	1,524	32,675	*
Inozyme Pharma Inc.	2,810	26,245	*
Ironwood Pharmaceuticals Inc.	5,197	66,366	*
Myriad Genetics Inc.	2,150	66,155	*
Puma Biotechnology Inc.	5,640	28,764	*
Sage Therapeutics Inc.	1,679	67,764	*
Surface Oncology Inc.	5,854	43,437	*
Vanda Pharmaceuticals Inc.	3,449	59,047	*

Total Biotechnology		748,811

Health Care Equipment & Supplies - 6.0%
Accuray Inc.	11,394	56,856	*
AngioDynamics Inc.	1,882	53,825	*
Atrion Corp.	77	56,056
Bioventus Inc.	4,257	64,281	*
Co-Diagnostics Inc.	3,680	30,213	*
CONMED Corp.	618	90,401
Heska Corp.	192	42,918	*
Inari Medical Inc.	476	43,087	*
Inogen Inc.	1,065	42,227	*
iRadimed Corp.	906	33,812	*
LeMaitre Vascular Inc.	905	47,069
Meridian Bioscience Inc.	2,894	54,436	*
Merit Medical Systems Inc.	1,000	67,260	*
Mesa Laboratories Inc.	177	54,109
Natus Medical Inc.	2,319	58,091	*
Neogen Corp.	1,576	66,681	*
NuVasive Inc.	1,194	63,712	*

See Notes to Schedule of Investments.

Legg Mason Small-Cap Quality Value ETF 2021 Quarterly Report	5

LEGG MASON SMALL-CAP QUALITY VALUE ETF

Schedule of investments (unaudited) (cont’d)	October 31, 2021

(Percentages shown based on Fund net assets)

SECURITY	SHARES	VALUE
Health Care Equipment & Supplies - (continued)
OraSure Technologies Inc.	4,456	$47,545	*
Orthofix Medical Inc.	1,352	48,645	*
Retractable Technologies Inc.	2,819	26,668	*
Surmodics Inc.	675	37,570	*
Tactile Systems Technology Inc.	914	31,524	*
Utah Medical Products Inc.	488	47,253

Total Health Care Equipment & Supplies		1,164,239

Health Care Providers & Services - 2.3%
Apria Inc.	2,853	106,788	*
Fulgent Genetics Inc.	811	67,248	*
ModivCare Inc.	435	70,805	*
National HealthCare Corp.	1,224	85,607
Tivity Health Inc.	2,573	64,376	*
US Physical Therapy Inc.	576	62,127

Total Health Care Providers & Services		456,951

Health Care Technology - 0.9%
Computer Programs & Systems Inc.	1,485	53,608	*
HealthStream Inc.	1,836	48,856	*
NextGen Healthcare Inc.	4,112	67,684	*

Total Health Care Technology		170,148

Pharmaceuticals - 3.9%
Amphastar Pharmaceuticals Inc.	2,971	55,498	*
ANI Pharmaceuticals Inc.	1,720	64,294	*
Atea Pharmaceuticals Inc.	2,170	25,259	*
BioDelivery Sciences International Inc.	9,047	36,912	*
Collegium Pharmaceutical Inc.	2,762	54,218	*
Corcept Therapeutics Inc.	3,209	57,762	*
Harmony Biosciences Holdings Inc.	967	40,102	*
Innoviva Inc.	4,852	84,667	*
Pacira BioSciences Inc.	1,125	58,815	*
Phibro Animal Health Corp., Class A Shares	3,037	66,632
Prestige Consumer Healthcare Inc.	1,535	92,085	*
SIGA Technologies Inc.	7,144	51,508	*
Supernus Pharmaceuticals Inc.	2,584	77,132	*

Total Pharmaceuticals		764,884

TOTAL HEALTH CARE		3,305,033

See Notes to Schedule of Investments.

6	Legg Mason Small-Cap Quality Value ETF 2021 Quarterly Report

LEGG MASON SMALL-CAP QUALITY VALUE ETF

Schedule of investments (unaudited) (cont’d)	October 31, 2021

(Percentages shown based on Fund net assets)

SECURITY	SHARES	VALUE
INDUSTRIALS - 16.3%
Aerospace & Defense - 1.1%
Aerojet Rocketdyne Holdings Inc.	2,693	$118,519
Parsons Corp.	2,769	95,918	*

Total Aerospace & Defense		214,437

Air Freight & Logistics - 0.5%
Atlas Air Worldwide Holdings Inc.	1,307	106,024	*

Building Products - 1.1%
Apogee Enterprises Inc.	1,869	78,367
Insteel Industries Inc.	1,772	72,068
Quanex Building Products Corp.	3,210	66,511

Total Building Products		216,946

Commercial Services & Supplies - 2.5%
ABM Industries Inc.	2,442	107,472
Civeo Corp.	2,612	58,953	*
Ennis Inc.	3,773	71,460
Healthcare Services Group Inc.	3,453	66,263
Herman Miller Inc.	2,340	91,073
HNI Corp.	2,602	97,315

Total Commercial Services & Supplies		492,536

Construction & Engineering - 3.0%
Comfort Systems USA Inc.	1,262	115,435
Dycom Industries Inc.	1,202	95,463	*
Granite Construction Inc.	2,298	85,302
Infrastructure and Energy Alternatives Inc.	4,722	52,273	*
MYR Group Inc.	707	72,220	*
Primoris Services Corp.	3,410	91,899
Sterling Construction Co. Inc.	2,846	68,418	*

Total Construction & Engineering		581,010

Electrical Equipment - 0.5%
Atkore Inc.	941	88,953	*

Machinery - 1.8%
Astec Industries Inc.	1,289	68,807
Hillenbrand Inc.	2,518	114,468
Miller Industries Inc.	1,745	63,064
Terex Corp.	2,180	97,664

Total Machinery		344,003

Marine - 0.5%
Matson Inc.	1,128	93,940

See Notes to Schedule of Investments.

Legg Mason Small-Cap Quality Value ETF 2021 Quarterly Report	7

LEGG MASON SMALL-CAP QUALITY VALUE ETF

Schedule of investments (unaudited) (cont’d)	October 31, 2021

(Percentages shown based on Fund net assets)

SECURITY	SHARES	VALUE
Professional Services - 2.7%
Barrett Business Services Inc.	838	$68,716
Forrester Research Inc.	1,208	64,326	*
Heidrick & Struggles International Inc.	1,581	74,117
Kelly Services Inc., Class A Shares	4,734	85,354
Kforce Inc.	1,233	79,849
Resources Connection Inc.	4,536	78,972
TrueBlue Inc.	2,698	75,139	*

Total Professional Services		526,473

Road & Rail - 0.6%
ArcBest Corp.	1,280	115,008

Trading Companies & Distributors - 2.0%
Boise Cascade Co.	2,025	114,655
NOW Inc.	11,236	81,124	*
Rush Enterprises Inc., Class A Shares	2,483	129,315
Titan Machinery Inc.	2,623	74,546	*

Total Trading Companies & Distributors		399,640

TOTAL INDUSTRIALS		3,178,970

INFORMATION TECHNOLOGY - 10.2%
Communications Equipment - 1.3%
Digi International Inc.	2,553	55,017	*
Extreme Networks Inc.	6,111	60,071	*
NETGEAR Inc.	2,014	58,064	*
NetScout Systems Inc.	3,121	84,454	*

Total Communications Equipment		257,606

Electronic Equipment, Instruments & Components - 3.4%
Benchmark Electronics Inc.	3,111	72,517
CTS Corp.	2,011	71,632
Kimball Electronics Inc.	2,526	72,623	*
Methode Electronics Inc.	1,855	78,040
Plexus Corp.	922	80,509	*
Sanmina Corp.	2,662	100,490	*
TTM Technologies Inc.	6,466	85,610	*
Vishay Intertechnology Inc.	4,799	92,237

Total Electronic Equipment, Instruments & Components		653,658

IT Services - 1.7%
CSG Systems International Inc.	1,707	85,435
ExlService Holdings Inc.	588	72,106	*
GreenSky Inc., Class A Shares	8,957	109,634	*
Hackett Group Inc.	2,969	62,765

Total IT Services		329,940

See Notes to Schedule of Investments.

8	Legg Mason Small-Cap Quality Value ETF 2021 Quarterly Report

LEGG MASON SMALL-CAP QUALITY VALUE ETF

Schedule of investments (unaudited) (cont’d)	October 31, 2021

(Percentages shown based on Fund net assets)

SECURITY	SHARES	VALUE
Semiconductors & Semiconductor Equipment - 0.7%
Cirrus Logic Inc.	978	$79,032	*
NVE Corp.	853	57,979

Total Semiconductors & Semiconductor Equipment		137,011

Software - 2.2%
A10 Networks Inc.	2,999	56,051	*
CommVault Systems Inc.	828	50,922	*
Progress Software Corp.	1,737	89,299
Qualys Inc.	540	67,219	*
Verint Systems Inc.	1,798	83,787	*
Xperi Holding Corp.	4,624	82,862

Total Software		430,140

Technology Hardware, Storage & Peripherals - 0.9%
Avid Technology Inc.	1,678	48,058	*
Xerox Holdings Corp.	7,380	131,364

Total Technology Hardware, Storage & Peripherals		179,422

TOTAL INFORMATION TECHNOLOGY		1,987,777

MATERIALS - 5.0%
Chemicals - 2.5%
AdvanSix Inc.	1,803	87,626	*
American Vanguard Corp.	3,724	58,020
Minerals Technologies Inc.	1,185	84,064
Rayonier Advanced Materials Inc.	11,228	80,617	*
Tredegar Corp.	7,277	87,761
Valhi Inc.	3,584	83,005

Total Chemicals		481,093

Metals & Mining - 1.1%
Haynes International Inc.	1,614	64,770
SunCoke Energy Inc.	11,227	81,059
TimkenSteel Corp.	5,245	73,167	*

Total Metals & Mining		218,996

Paper & Forest Products - 1.4%
Clearwater Paper Corp.	2,061	86,212	*
Glatfelter Corp.	5,096	83,727
Verso Corp., Class A Shares	4,373	96,556

Total Paper & Forest Products		266,495

TOTAL MATERIALS		966,584

UTILITIES - 1.0%
Electric Utilities - 0.6%
Hawaiian Electric Industries Inc.	2,822	114,460

See Notes to Schedule of Investments.

Legg Mason Small-Cap Quality Value ETF 2021 Quarterly Report	9

LEGG MASON SMALL-CAP QUALITY VALUE ETF

Schedule of investments (unaudited) (cont’d)	October 31, 2021

(Percentages shown based on Fund net assets)

SECURITY		SHARES	VALUE
Gas Utilities - 0.4%
Chesapeake Utilities Corp.		584	$76,545

TOTAL UTILITIES			191,005

TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENTS (Cost - $17,805,179)			19,233,902

	RATE
SHORT-TERM INVESTMENTS - 0.4%
Dreyfus Treasury Cash Management, Institutional Class (Cost - $80,382)	0.010%	80,382	80,382

TOTAL INVESTMENTS - 99.1% (Cost - $17,885,561)			19,314,284
Other Assets in Excess of Liabilities - 0.9%			179,172

TOTAL NET ASSETS - 100.0%			$19,493,456

*	Non-income producing security.

(a)	Security is valued in good faith in accordance with procedures approved by the Board of Trustees (Note 1).

(b)	Security is valued using significant unobservable inputs (Note 1).

Abbreviation(s) used in this schedule:

CVR	— Contingent Value Rights

This Schedule of Investments is unaudited and is intended to provide information about the Fund’s investments as of the date of the schedule. Other information regarding the Fund is available in the Fund’s most recent annual or semi-annual shareholder report.

See Notes to Schedule of Investments.

10	Legg Mason Small-Cap Quality Value ETF 2021 Quarterly Report

Notes to Schedule of Investments (unaudited)

1. Organization and significant accounting policies

Legg Mason Small-Cap Quality Value ETF (the “Fund”) is a separate diversified investment series of Legg Mason ETF Investment Trust (the “Trust”). The Trust, a Maryland statutory trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.

The Fund is an exchange-traded fund (“ETF”). ETFs are funds that trade like other publicly-traded securities. The Fund is designed to track an index. Similar to shares of an index mutual fund, each share of the Fund represents an ownership interest in an underlying portfolio of securities intended to track an index. Unlike shares of a mutual fund, which can be bought from and redeemed by the issuing fund by all shareholders at a price based on net asset value (“NAV”), shares of the Fund may be directly purchased from and redeemed by the Fund at NAV solely by certain large institutional investors who have entered into agreements with the Fund’s distributor (“Authorized Participants”). Also unlike shares of a mutual fund, shares of the Fund are listed on a national securities exchange and trade in the secondary market at market prices that change throughout the day.

Shares of the Fund are listed and traded at market prices on NASDAQ. The market price for the Fund’s shares may be different from the Fund’s NAV. The Fund issues and redeems shares at NAV only in blocks of a specified number of shares or multiples thereof (“Creation Units”). Only Authorized Participants may purchase or redeem Creation Units directly with the Fund at NAV. Creation Units are issued and redeemed principally in-kind (although under some circumstances its shares are created and redeemed partially for cash). Except when aggregated in Creation Units, shares of the Fund are not redeemable securities. Shareholders who are not Authorized Participants may not redeem shares directly from the Fund at NAV.

The Fund seeks to track the investment results of the Royce Small-Cap Quality Value Index (the “Underlying Index”). The Underlying Index utilizes a proprietary methodology created and sponsored by Royce & Associates, LP (“Royce”), the Fund’s subadviser.

The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”).

(a) Investment valuation. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services typically use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities.

11

Notes to Schedule of Investments (unaudited) (continued)

Investments in open-end funds are valued at the closing net asset value per share of each fund on the day of valuation. When the Fund holds securities or other assets that are denominated in a foreign currency, the Fund will use the currency exchange rates, generally determined as of 4:00 p.m. (London Time). If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the manager to be unreliable, the market price may be determined by the manager using quotations from one or more broker/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund values these securities as determined in accordance with procedures approved by the Fund’s Board of Trustees.

The Board of Trustees is responsible for the valuation process and has delegated the supervision of the daily valuation process to the Global Fund Valuation Committee (known as Legg Mason North Atlantic Fund Valuation Committee prior to March 1, 2021) (the “Valuation Committee”). The Valuation Committee, pursuant to the policies adopted by the Board of Trustees, is responsible for making fair value determinations, evaluating the effectiveness of the Fund’s pricing policies, and reporting to the Board of Trustees. When determining the reliability of third party pricing information for investments owned by the Fund, the Valuation Committee, among other things, conducts due diligence reviews of pricing vendors, monitors the daily change in prices and reviews transactions among market participants.

The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies include, but are not limited to, multiple of earnings; discount from market of a similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk premium/yield analysis; yield to maturity; and/or fundamental investment analysis. The Valuation Committee will also consider factors it deems relevant and appropriate in light of the facts and circumstances. Examples of possible factors include, but are not limited to, the type of security; the issuer’s financial statements; the purchase price of the security; the discount from market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities.

For each portfolio security that has been fair valued pursuant to the policies adopted by the Board of Trustees, the fair value price is compared against the last available and next

12

Notes to Schedule of Investments (unaudited) (continued)

available market quotations. The Valuation Committee reviews the results of such back testing monthly and fair valuation occurrences are reported to the Board of Trustees quarterly.

The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Fund’s assets carried at fair value:

ASSETS
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Long-Term Investments†:
Common Stocks:
Consumer Discretionary	$3,087,861	—	$801	$3,088,662
Other Common Stocks	16,145,240	—	—	16,145,240

Total Long-Term Investments	19,233,101	—	801	19,233,902

Short-Term Investments†	80,382	—	—	80,382

Total Investments	$19,313,483	—	$801	$19,314,284

†	See Schedule of Investments for additional detailed categorizations.

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